AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2025
	Shares	Value
Common Stocks - 94.1%
Communication Services - 0.5%
NIQ Global Intelligence PLC*	35,000	$549,500
Consumer Discretionary - 10.8%
Boot Barn Holdings, Inc.*,1	10,000	1,657,200
Bright Horizons Family Solutions, Inc.*	11,400	1,237,698
Global-e Online, Ltd. (Israel)*	31,000	1,108,560
Ollie's Bargain Outlet Holdings, Inc.*	9,800	1,258,320
Pursuit Attractions and Hospitality, Inc.*	43,830	1,585,770
Valvoline, Inc.*,1	49,900	1,791,909
Warby Parker, Inc., Class A*	54,200	1,494,836
Wingstop, Inc.[1]	1,530	385,070
Wyndham Hotels & Resorts, Inc.	21,900	1,749,810

Total Consumer Discretionary		12,269,173
Consumer Staples - 4.8%
BJ's Wholesale Club Holdings, Inc.*	25,700	2,396,525
The Chefs' Warehouse, Inc.*,1	30,000	1,749,900
Guardian Pharmacy Services, Inc., Class A*	48,300	1,266,909

Total Consumer Staples		5,413,334
Energy - 2.1%
Cactus, Inc., Class A	14,100	556,527
Matador Resources Co.	22,600	1,015,418
Uranium Energy Corp. (Canada)*	63,500	847,090

Total Energy		2,419,035
Financials - 8.3%
Hamilton Lane, Inc., Class A	17,000	2,291,430
Neptune Insurance Holdings, Inc., Class A*	2,496	49,920
Paymentus Holdings, Inc., Class A*	40,800	1,248,480
Piper Sandler Cos.	5,000	1,734,950
PJT Partners, Inc., Class A	7,600	1,350,748
Victory Capital Holdings, Inc., Class A	42,200	2,732,872

Total Financials		9,408,400
Health Care - 16.0%
Abivax, S.A., ADR (France)*	6,785	576,047
Addus HomeCare Corp.*	21,500	2,536,785
Ceribell, Inc.*,1	43,000	494,070
CG Oncology, Inc.*,1	26,500	1,067,420
Disc Medicine, Inc.*	10,400	687,232
iRhythm Technologies, Inc.*	3,800	653,562
Krystal Biotech, Inc.*	6,200	1,094,486
Merus, N.V. (Netherlands)*	8,500	800,275
Mirum Pharmaceuticals, Inc.*	15,500	1,136,305
Newamsterdam Pharma Co., N.V. (Netherlands)*	47,100	1,339,524
	Shares	Value

Repligen Corp.*	6,800	$908,956
Shoulder Innovations, Inc.*	20,627	258,869
Soleno Therapeutics, Inc.*	19,602	1,325,095
Stevanato Group S.p.A. (Italy)	70,000	1,802,500
Tarsus Pharmaceuticals, Inc.*	13,721	815,439
Vericel Corp.*	44,100	1,387,827
Xenon Pharmaceuticals, Inc. (Canada)*	31,400	1,260,710

Total Health Care		18,145,102
Industrials - 27.7%
Applied Industrial Technologies, Inc.	5,200	1,357,460
Bloom Energy Corp., Class A*,1	9,100	769,587
Casella Waste Systems, Inc., Class A*	30,000	2,846,400
Chart Industries, Inc.*	5,600	1,120,840
Construction Partners, Inc., Class A*	11,500	1,460,500
Embraer, S.A., Sponsored ADR (Brazil)	16,000	967,200
Esab Corp.	23,900	2,670,586
Hexcel Corp.[1]	16,000	1,003,200
ITT, Inc.	11,400	2,037,864
JBT Marel Corp.	17,000	2,387,650
Karman Holdings, Inc.*	17,000	1,227,400
Kratos Defense & Security Solutions, Inc.*,1	17,900	1,635,523
Legence Corp., Class A*,1	32,495	1,001,171
Loar Holdings, Inc.*	18,000	1,440,000
MYR Group, Inc.*	7,800	1,622,634
Parsons Corp.*,1	18,200	1,509,144
RBC Bearings, Inc.*	3,700	1,444,073
Regal Rexnord Corp.	16,300	2,338,072
Sterling Infrastructure, Inc.*,1	1,800	611,424
Tetra Tech, Inc.	25,400	847,852
UniFirst Corp.	6,700	1,120,173

Total Industrials		31,418,753
Information Technology - 23.2%
Amplitude, Inc., Class A*	105,400	1,129,888
Braze, Inc., Class A*	50,300	1,430,532
Clearwater Analytics Holdings, Inc., Class A*	75,900	1,367,718
Credo Technology Group Holding, Ltd.*	14,100	2,053,101
Intapp, Inc.*	28,792	1,177,593
JFrog, Ltd. *	63,000	2,981,790
Lattice Semiconductor Corp.*,1	27,100	1,986,972
MACOM Technology Solutions Holdings, Inc.*	12,500	1,556,125
Mirion Technologies, Inc.*,1	51,791	1,204,658
Netskope, Inc., Class A*	43,101	979,686
Onto Innovation, Inc.*	10,700	1,382,654

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 23.2% (continued)
Q2 Holdings, Inc.*	21,600	$1,563,624
ServiceTitan, Inc., Class A*	17,500	1,764,525
SiTime Corp.*,1	7,000	2,109,170
Vertex, Inc., Class A*,1	58,200	1,442,778
Via Transportation, Inc., Class A*,1	791	38,031
Workiva, Inc.*	25,500	2,195,040

Total Information Technology		26,363,885
Materials - 0.7%
James Hardie Industries PLC (Ireland)*	39,500	758,795

Total Common Stocks (Cost $87,870,401)		106,745,977
Exchange Traded Funds - 2.0%
iShares Russell 2000 Growth ETF[1] (Cost $2,038,877)	7,100	2,272,284

	Principal Amount
Short-Term Investments - 7.0%
Joint Repurchase Agreements - 2.8%[2]
Daiwa Capital Markets America, dated 09/30/25, due 10/01/25, 4.210% total to be received $1,000,117 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 2.000% - 7.500%, 08/27/27 - 09/01/55, totaling $1,020,012)	$1,000,000	1,000,000
HSBC Securities USA, Inc., dated 09/30/25, due 10/01/25, 4.210% total to be received $180,594 (collateralized by various U.S. Treasuries, 0.000% - 4.000%, 07/15/26 - 08/15/54, totaling $184,184)	180,573	180,573
JPMorgan Securities LLC, dated 09/30/25, due 10/01/25, 4.200% total to be received $340,245 (collateralized by various U.S. Treasuries, 4.125% - 4.500%, 12/31/31 - 05/31/32, totaling $347,009)	340,205	340,205
	Principal Amount	Value

Natwest Markets Securities, Inc., dated 09/30/25, due 10/01/25, 4.190% total to be received $470,409 (collateralized by various U.S. Treasuries, 0.000% - 6.625%, 11/18/25 - 08/15/55, totaling $479,761)	$470,354	$470,354
RBC Dominion Securities, Inc., dated 09/30/25, due 10/01/25, 4.190% total to be received $151,406 (collateralized by various U.S. Treasuries, 0.000% - 4.750%, 10/23/25 - 08/15/55, totaling $154,416)	151,388	151,388
State of Wisconsin Investment Board, dated 09/30/25, due 10/01/25, 4.290% total to be received $1,000,119 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 10/15/26 - 02/15/54, totaling $1,018,129)	1,000,000	1,000,000

Total Joint Repurchase Agreements		3,142,520

	Shares
Other Investment Companies - 4.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.04%[3]	1,911,828	1,911,828
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%[3]	2,867,741	2,867,741

Total Other Investment Companies		4,779,569

Total Short-Term Investments (Cost $7,922,089)		7,922,089
Total Investments - 103.1% (Cost $97,831,367)		116,940,350
Other Assets, less Liabilities - (3.1)%		(3,541,607)
Net Assets - 100.0%		$113,398,743

*	Non-income producing security.
[1]	Some of these securities, amounting to $15,549,398 or 13.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the September 30, 2025, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$31,418,753	—	—	$31,418,753
Information Technology	26,363,885	—	—	26,363,885
Health Care	18,145,102	—	—	18,145,102
Consumer Discretionary	12,269,173	—	—	12,269,173
Financials	9,358,480	$49,920	—	9,408,400
Consumer Staples	5,413,334	—	—	5,413,334
Energy	2,419,035	—	—	2,419,035
Materials	758,795	—	—	758,795
Communication Services	549,500	—	—	549,500
Exchange Traded Funds	2,272,284	—	—	2,272,284
Short-Term Investments
Joint Repurchase Agreements	—	3,142,520	—	3,142,520
Other Investment Companies	4,779,569	—	—	4,779,569
Total Investments in Securities	$113,747,910	$3,192,440	—	$116,940,350
For the period ended September 30, 2025, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$15,549,398	$3,142,520	$12,578,234	$15,720,754
The following table summarizes the securities received as collateral for securities lending at September 30, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-7.000%	10/15/25-08/01/55
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.